Financial Instruments - Summary of Maximum Exposure to Credit Risk for Trade and Subscriber Receivables, Other Assets and Cash and Cash Equivalent Arising from Sales Transactions Including those Classified as Due from Related Parties (Detail) - TRY (₺)
₺ in Thousands
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Gross Carrying Amount | Other assets
Disclosure of provision matrix [line items]
Financial assets	₺ 114,942,434	₺ 107,250,359
Gross Carrying Amount | Other assets | Not Due
Disclosure of provision matrix [line items]
Financial assets	110,985,804	103,420,211
Gross Carrying Amount | Other assets | Less Than 30 Days Past Due
Disclosure of provision matrix [line items]
Financial assets	1,545,456	1,205,275
Gross Carrying Amount | Other assets | Less Than 60 Days Past Due
Disclosure of provision matrix [line items]
Financial assets	315,159	280,259
Gross Carrying Amount | Other assets | Less Than 90 Days Past Due
Disclosure of provision matrix [line items]
Financial assets	200,441	187,635
Gross Carrying Amount | Other assets | Less Than 120 Days Past Due
Disclosure of provision matrix [line items]
Financial assets	163,139	135,722
Gross Carrying Amount | Other assets | Less Than 150 Days Past Due
Disclosure of provision matrix [line items]
Financial assets	278,217	125,027
Gross Carrying Amount | Other assets | Less Than 3 years Past Due
Disclosure of provision matrix [line items]
Financial assets	1,065,717	1,240,427
Gross Carrying Amount | Other assets | Less Than 4 years Past Due
Disclosure of provision matrix [line items]
Financial assets	265,058	423,662
Gross Carrying Amount | Other assets | Less Than 5 years Past Due
Disclosure of provision matrix [line items]
Financial assets	123,443	232,141
Gross Carrying Amount | Derivative financial instruments, financial assets, other assets and cash and cash equivalent
Disclosure of provision matrix [line items]
Financial assets	97,242,368
Gross Carrying Amount | Derivative financial instruments, financial assets, other assets and cash and cash equivalent | Not Due
Disclosure of provision matrix [line items]
Financial assets	97,084,546
Gross Carrying Amount | Derivative financial instruments, financial assets, other assets and cash and cash equivalent | Overdue
Disclosure of provision matrix [line items]
Financial assets	157,821
Gross Carrying Amount | Contract assets
Disclosure of provision matrix [line items]
Financial assets	5,370,915	4,759,315
Gross Carrying Amount | Contract assets | Not Due
Disclosure of provision matrix [line items]
Financial assets	5,370,915	4,759,315
Gross Carrying Amount | Other assets from financial services
Disclosure of provision matrix [line items]
Financial assets	7,670,985	9,503,897
Gross Carrying Amount | Other assets from financial services | Not Due
Disclosure of provision matrix [line items]
Financial assets	5,810,498	8,473,931
Gross Carrying Amount | Other assets from financial services | Less Than 30 Days Past Due
Disclosure of provision matrix [line items]
Financial assets	1,150,837	651,486
Gross Carrying Amount | Other assets from financial services | Less Than 60 Days Past Due
Disclosure of provision matrix [line items]
Financial assets	306,997	120,539
Gross Carrying Amount | Other assets from financial services | Less Than 90 Days Past Due
Disclosure of provision matrix [line items]
Financial assets	150,378	30,901
Gross Carrying Amount | Other assets from financial services | Less Than 120 Days Past Due
Disclosure of provision matrix [line items]
Financial assets	73,566	37,716
Gross Carrying Amount | Other assets from financial services | Less Than 150 Days Past Due
Disclosure of provision matrix [line items]
Financial assets	29,922	13,186
Gross Carrying Amount | Other assets from financial services | Less Than 3 years Past Due
Disclosure of provision matrix [line items]
Financial assets	140,447	164,149
Gross Carrying Amount | Other assets from financial services | Less Than 4 years Past Due
Disclosure of provision matrix [line items]
Financial assets	1,542	2,989
Gross Carrying Amount | Other assets from financial services | Less Than 5 years Past Due
Disclosure of provision matrix [line items]
Financial assets	6,798	9,000
Loss Allowance | Other assets
Disclosure of provision matrix [line items]
Financial assets	(658,612)	(873,816)	₺ (1,574,960)
Loss Allowance | Other assets | Not Due
Disclosure of provision matrix [line items]
Financial assets	(128,504)	(115,419)
Loss Allowance | Other assets | Less Than 30 Days Past Due
Disclosure of provision matrix [line items]
Financial assets	(39,809)	(20,825)
Loss Allowance | Other assets | Less Than 60 Days Past Due
Disclosure of provision matrix [line items]
Financial assets	(12,336)	(12,907)
Loss Allowance | Other assets | Less Than 90 Days Past Due
Disclosure of provision matrix [line items]
Financial assets	(9,641)	(9,545)
Loss Allowance | Other assets | Less Than 120 Days Past Due
Disclosure of provision matrix [line items]
Financial assets	(12,499)	(9,802)
Loss Allowance | Other assets | Less Than 150 Days Past Due
Disclosure of provision matrix [line items]
Financial assets	(11,917)	(10,531)
Loss Allowance | Other assets | Less Than 3 years Past Due
Disclosure of provision matrix [line items]
Financial assets	(210,105)	(265,920)
Loss Allowance | Other assets | Less Than 4 years Past Due
Disclosure of provision matrix [line items]
Financial assets	(182,562)	(301,470)
Loss Allowance | Other assets | Less Than 5 years Past Due
Disclosure of provision matrix [line items]
Financial assets	(51,239)	(127,397)
Loss Allowance | Derivative financial instruments, financial assets, other assets and cash and cash equivalent | Not Due
Disclosure of provision matrix [line items]
Financial assets	(9,790)
Loss Allowance | Contract assets
Disclosure of provision matrix [line items]
Financial assets	(5,463)	(4,893)	(17,476)
Loss Allowance | Contract assets | Not Due
Disclosure of provision matrix [line items]
Financial assets	(5,463)	(4,893)
Loss Allowance | Other assets from financial services
Disclosure of provision matrix [line items]
Financial assets	(161,491)	(212,167)	₺ (213,910)
Loss Allowance | Other assets from financial services | Not Due
Disclosure of provision matrix [line items]
Financial assets	(11,894)	(48,342)
Loss Allowance | Other assets from financial services | Less Than 30 Days Past Due
Disclosure of provision matrix [line items]
Financial assets	(3,230)	(5,023)
Loss Allowance | Other assets from financial services | Less Than 60 Days Past Due
Disclosure of provision matrix [line items]
Financial assets	(1,016)	(1,862)
Loss Allowance | Other assets from financial services | Less Than 90 Days Past Due
Disclosure of provision matrix [line items]
Financial assets	(2,003)	(2,153)
Loss Allowance | Other assets from financial services | Less Than 120 Days Past Due
Disclosure of provision matrix [line items]
Financial assets	(30,093)	(14,893)
Loss Allowance | Other assets from financial services | Less Than 150 Days Past Due
Disclosure of provision matrix [line items]
Financial assets	(17,036)	(6,816)
Loss Allowance | Other assets from financial services | Less Than 3 years Past Due
Disclosure of provision matrix [line items]
Financial assets	(87,730)	(121,101)
Loss Allowance | Other assets from financial services | Less Than 4 years Past Due
Disclosure of provision matrix [line items]
Financial assets	(1,547)	(2,979)
Loss Allowance | Other assets from financial services | Less Than 5 years Past Due
Disclosure of provision matrix [line items]
Financial assets	₺ (6,942)	₺ (8,998)